Events Occurring After the Reporting Period	12 Months Ended
Jun. 30, 2025
Events Occurring After the Reporting Period [Abstract]
EVENTS OCCURRING AFTER THE REPORTING PERIOD
21.	EVENTS OCCURRING AFTER THE REPORTING PERIOD

Management has considered subsequent events through the date these consolidated financial statements were issued.

Notice of Alleged breach

On October 2, 2025, the Company received a notice of alleged breach from INVIM Corporativo S.L., a private limited company incorporated under the laws of Spain (“INVIM”), regarding the alleged failure to pay the assignment price of $13 million in connection with a certain Assignment and Assumption Agreement dated May 27, 2025 (the “Agreement”). The Agreement, in turn, references related instruments, including a Note Purchase Agreement and a Binding Contribution Memorandum of Understanding, both dated October 15, 2023.

In response, the Company rejected INVIM’s assertion that any payment is due or owing, on the grounds that, among other reasons, under the express terms of the Agreement and related transaction instruments, INVIM failed to satisfy certain conditions precedent, including the valid transfer of relevant securities and the execution of a required services agreement.

The Company intends to vigorously defend its position and enforce its rights under the Agreement, the related transaction instruments, and applicable law. While the Company believes that INVIM’s assertions are without merit, if INVIM were ultimately to prevail in any proceedings, such an adverse outcome could have a material adverse effect on the Company’s business, results of operations, financial condition, or liquidity.

Bioceres S.A. and Bioceres LLC

As stated in Note 1 – The Group’s business reorganization and general information - “The Bioceres Group Business Combination Agreement”, in June 2025, Bioceres S.A., one of the Argentine subsidiaries of Bioceres Group Limited, defaulted on a portion of its financial debt that was due that month. As a result, Bioceres S.A. had initiated a debt restructuring process for its financial debt for an aggregate amount of $36.4 million.

In July 2025, Bioceres LLC, a wholly owned subsidiary of Bioceres S.A., received a notice of default on its financial debt in the amount of $69.5 million. The creditor conducted a public auction to wit 3,062,500 pledged BIOX shares, pursuant to the New York Uniform Commercial Code. Management has responded to said creditor, reserving all rights, remedies, and defenses.

The defaults by Bioceres S.A. and Bioceres LLC do not have implications in other debts as there are no cross-default clauses on the remaining financial debt of the Group. There are no guarantees granted above Bioceres S.A. and Bioceres LLC.

The Company had the financial support of its main shareholders and considering the aforementioned events that derived in the loss of the financial support that was previously provided by Bioceres Group (and who is also no longer a shareholder of the Company), and, consequently, raise a material uncertainty which may cast significant doubt (or raise substantial doubt as contemplated by PCAOB standards) about the ability of Moolec Science SA to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty. Currently, the Group lacks sufficient financial resources to meet its obligations or fully implement its business plan. Without securing additional capital, or achieving a successful financial restructuring process, the Group will not be able to sustain its operations. See below “Exercise of convertible preference shares” and “Summary of the liquidation and loss of control”.

However, there is no assurance the Group’s future operations will generate profitability. The uncertainty surrounding the ability to secure additional funding and the potential for continued operational losses contribute to raise a material uncertainty which may cast significant doubt (or raise substantial doubt as contemplated by PCAOB standards) about the Group’s ability to continue as a going concern.

Exercise of convertible preference shares

In December 2024, Bioceres Group issued 2,380,952 convertible preference shares for total proceeds of $15 million. These preference shares accrue a 9% per annum payment-in-kind (PIK) return and grant the holder specific conversion rights, including the option to convert into ordinary shares or into Moolec Scicence shares if the business combination closed before September 12, 2025. Upon the consummation of the Business Combination, and subsequent to the reporting date, on December 10, 2025, the holder undertook to exercise the conversion of all or part of the subscription shares into a number of Moolec Science shares, at the Company’s request. If total convertible shares are exercised, it will result in the derecognition of a financial liability and an increase in equity of approximately $15 million plus the accumulated PIK up to the moment of exercise.

Financing proceeds

Subsequent to the closing date of the financial statements, on December 2, 2025, the Company successfully obtained and received financing proceeds for working capital purposes in the amount of $2.5 million.

Financial support

As of the date of issuance of these financial statements, the Company’s principal minority shareholder has committed to provide financial support to the Company for a period of twelve months.

Nasdaq delist letter received & 20-F delinquency letter

On November 14, 2025, the Company received a determination letter (the “Nasdaq Determination Letter”) from the Nasdaq Stock Market LLC (“Nasdaq”) indicating that the closing bid price of the Company’s ordinary shares had been below the minimum $1.00 per share requirement for the last 30 consecutive business days, as set forth in Nasdaq Listing Rule 5550(a)(2), and informing the Company of their view that the Company would not be afforded an automatic 180-day period to regain compliance with such rule.

The Company has submitted a timely appeal to a Nasdaq Hearings Panel, through which it will request the granting of a 180- day period to submit and effect a compliance plan, which includes a potential implementation of a reverse stock split, if determined to be in the best interest of shareholders.

The submission of the appeal automatically stays the effect of the Nasdaq Determination Letter until the appeal has been considered, which took place on December 18, 2025. Accordingly, the Company’s ordinary shares will continue to trade on The Nasdaq Capital Market under the symbol “MLEC” without interruption during the time period when the panel decision is pending.

The Company intends to continue closely monitoring the closing bid price for its ordinary shares and remains committed to evaluating and executing all appropriate actions to cure the deficiency and regain compliance with Nasdaq Listing Rule 5550(a)(2). The receipt of the Nasdaq Determination Letter does not affect the Company’s business, operations or reporting requirements with the Securities and Exchange Commission.

On November 24, 2025, the Company received a letter (the “Letter”) from the Listing Qualifications Department of Nasdaq stating that the Company is not in compliance with Nasdaq Listing Rule 5250(c)(1) because it has not yet filed its Annual Report on Form 20-F for the year ended June 30, 2025 (the “Form 20-F”) with the Securities and Exchange Commission (the “SEC”).

As the Company stated in the form 12b-25 filed with the SEC on October 31, 2025, it was unable to file the Form 20-F in a timely manner due to complexities that arose immediately after the closing of the business combination in mid-June 2025, two weeks prior to Moolec’s fiscal year end of June 30. The business combination involves complex accounting, including the imposition of reverse acquisition accounting and valuation of acquired assets and liabilities.

The Company has requested a stay of suspension to the Nasdaq Hearings Panel, which automatically stayed the effect of the Letter until the panel hearing, which took place on December 18, 2025. Accordingly, the Company’s ordinary shares will continue to trade on The Nasdaq Capital Market under the symbol “MLEC” without interruption during the time period when the panel decision is pending.

Summary of the liquidation and loss of control

Theo I SCSp

On November 28, 2025, subsequent to the reporting date, Theo I SCSp received a conditional payment order from district court of  Luxembourg, and therefore the General Partners engaged Ogier (Luxembourg) SCS represented by its general partner Ogier Luxembourg (GP) S.à.r.l  formally as their legal advisor to assist with Theo I SCSp’s declaration of bankruptcy before the Luxembourg District Court. The declaration of bankruptcy will declare Theo I SCSp bankrupt and appoint a receiver who will take control over the management of the company.

The loss of control constitutes the derecognition event under IFRS 10.25. Accordingly, the Group will derecognize the assets and liabilities of Theo I SCSp and will remeasure its retained interest at fair value in accordance with IFRS 9 at the date of the derecognition event. This will result in the recognition of an estimated gain of $9.5 million in the consolidated statement of profit or loss as of the derecognition date.

The Group will continue to measure its retained interest in Theo I SCSp at fair value through profit or loss until the liquidation process is formally completed.

Bioceres S.A. and Bioceres LLC

On December 16, 2025, subsequent to the reporting date, the Board of Directors of Bioceres S.A. formally approved the initiation of voluntary bankruptcy proceedings and instructed management to seek and appoint a trustee (“síndico”) to oversee the process. The commencement of the voluntary bankruptcy proceedings and the transfer of decision-making authority to the trustee will result in the Group losing control over Bioceres S.A. in accordance with the principles of IFRS 10 Consolidated Financial Statements. As Bioceres LLC is a wholly owned subsidiary of Bioceres S.A., the Group simultaneously will lose control over Bioceres LLC as well.

Under IFRS 10.25, the date on which control is lost constitutes the derecognition event. Accordingly, after December 16, 2025, the Group will derecognize the assets and liabilities of Bioceres S.A. and Bioceres LLC and will remeasure any retained interest at fair value in accordance with IFRS 9 Financial Instruments.

The resulting derecognition effects are expected to generate an approximate gain of $91.0 million related to the loss of control of Bioceres S.A. and an additional approximate gain of $5.3 million related to the loss of control of Bioceres LLC (including the loss of holding in BIOX, therefore it will no longer be an equity method associate). These amounts will be recognized in the consolidated statement of profit or loss as of the derecognition date.

The Group will continue to monitor the progress of the voluntary bankruptcy and liquidation proceedings and will update the accounting treatment as necessary in accordance with IFRS.